Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 033
EBP, Schedule of Asset Held for Investment [Line Items]
Plan No.	033
EIN #	58-2632672
Cost	$ 0
Current Value	$ 6,086,457
EBP 033 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	425.00%
EBP 033 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	950.00%
EBP 067
EBP, Schedule of Asset Held for Investment [Line Items]
Plan No.	067
EIN #	58-2632672
Cost	$ 0
Current Value	$ 894,197
EBP 067 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	425.00%
EBP 067 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	950.00%
EBP 070
EBP, Schedule of Asset Held for Investment [Line Items]
Plan No.	070
EIN #	58-2632672
Cost	$ 0
Current Value	$ 314,605
EBP 070 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	425.00%
EBP 070 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	950.00%